OTHER FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 23, 2022	Sep. 12, 2022	Jul. 07, 2022	Sep. 30, 2021	Apr. 23, 2021	Apr. 22, 2021	Jan. 15, 2021	Dec. 31, 2020	Aug. 27, 2020	Jul. 08, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments											$ 5,148	$ 5,762	$ 9,167
Other financial assets non current											34,978	25,233
Borrowings								$ 25,968			3,699	12,240	$ 25,968	$ 51,386
Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current											27,521	$ 22,088
Digital House | Globant España S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)								614,251
Payments for equity instruments								$ 9,167
Reserve of gains and (losses) from investments in equity instruments											$ 2,850
Digital House | Globant España S.A. | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)								204,750
Digital House | Globant España S.A. | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments			$ 4,148	$ 862
Equity instrument obtained in exchange of investment						$ 5,848
Proportion of ownership interest in associate			17.20%								17.20%	15.80%
Other financial assets non current											$ 22,875	$ 15,877
ELSA | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments							$ 2,700
Proportion of ownership interest in associate							4.00%
Reserve of gains and (losses) from investments in equity instruments											(2,047)
V.U. | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments					$ 2,200
Proportion of ownership interest in associate					3.00%
Singularity Education Group | Globant España S.A. | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)									10,655,788
Borrowings										$ 1,250
Borrowings, interest rate										5.00%
Borrowing term										1 year
Price per share of outstanding debt principal converted (in usd per share)									$ 0.1231
Singularity Education Group | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current									$ 1,311
Reserve of gains and (losses) from investments in equity instruments											$ (555)
Queiban | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments		$ 1,000
Proportion of ownership interest in associate		3.77%
Latam Airlines | Globant España S.A. | Equity instruments | Subsidiaries
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments	$ 371
Proportion of ownership interest in associate	1.00%